VANECK RUSSIA SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Credit Bank of Moscow PJSC*∞ 21,005,200 $ 0
Underline
Consumer Discretionary Distribution &
Retail : 0.0%
M.Video PJSC*∞ 110,194 0
Underline
Consumer Staples Distribution & Retail : 0.0%
Lenta International Co. PJSC
(GDR)*∞ 263,199 0
Underline
Energy : 0.0%
Sovcomflot PJSC*∞ 989,960 0
Underline
Financial Services : 0.0%
SFI PJSC*∞ 2,663 0
Underline
Food, Beverage & Tobacco : 0.0%
NovaBev Group PJSC*∞ 89,880 0
Underline
Materials : 0.0%
Mechel PJSC*∞ 438,883 0
Raspadskaya PAO *∞ 703,205 0
Segezha Group PJSC 144A*∞ 8,945,900 0
0
Real Estate Management & Development :
0.0%
Etalon Group PLC (GDR)*∞ 394,873 0
Gruppa Kompanii Samolyot
PAO *∞ 16,988 0
LSR Group PJSC*∞ 103,574 0
0
Telecommunication Services : 0.0%
Sistema AFK PAO*∞ 6,612,640 0
Underline
Number
of Shares Value
Transportation : 0.0%
Aeroflot PJSC*∞ 1,885,382 $ 0
Globaltrans Investment PLC
(GDR) *∞ 182,773 0
Novorossiysk Commercial Sea
Port PJSC*∞ 8,972,400 0
0
Utilities : 0.0%
Mosenergo PJSC*∞ 19,492,800 0
OGK-2 PJSC *∞ 51,450,600 0
TGC-1 PJSC *∞ 1,701,100,000 0
Unipro PAO*∞ 24,734,000 0
0
Total Common Stocks
(Cost: $20,767,966) 0
PREFERRED SECURITIES: 0.0%
(Cost: $341,612)
Utilities : 0.0%
Rosseti Lenenergo PJSC ∞ 171,506 0
Underline
MONEY MARKET FUND: 111.0%
(Cost: $381,135)
State Street Institutional
Treasury Plus - Premier Class
3.74%(a) 381,135 381,135
Underline
Total Investments: 111.0%
(Cost: $21,490,713) 381,135
Liabilities in excess of other assets: (11.0)% (37,911)
NET ASSETS: 100.0% $ 343,224
Definitions:
GDR Global Depositary Receipt
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ — $ — $ 0 $ 0
Preferred Securities
 *
— — 0 0
Money Market Fund — 381,135 — 381,135
Total Investments $ — $ 381,135 $ 0 $ 381,136